Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Income Tax [abstract]
Income before taxes
(USD millions)	2025	2024	2023

Switzerland	16 681	10 098	9 719

Foreign [1]	-329	3 542	-596

Income before taxes from continuing operations	16 352	13 640	9 123

[1] Foreign income before taxes from continuing operations includes the elimination of unrealized profit on intercompany-sourced inventory held at year-end. In 2025, foreign income before taxes from continuing operations was impacted by a higher elimination of unrealized profit due to increased intercompany‑sourced inventory on hand at year‑end compared with prior years.

In 2023 foreign income before taxes from continuing operations was impacted by impairment charges on intangible assets other than goodwill.

Current and deferred income tax expense
(USD millions)	2025	2024	2023

Switzerland	-1 397	-897	-1 136

Foreign	-1 348	-1 486	-1 290

Current income tax expense	-2 745	-2 383	-2 426

Switzerland	-1 150	-245	355

Foreign	1 510	927	1 520

Deferred tax income	360	682	1 875

Income tax expense from continuing operations	-2 385	-1 701	-551

Analysis of tax rate
(As a percentage)	2025	2024	2023

Applicable tax rate	13.4	12.3	15.0

Effect of disallowed expenditures	0.9	1.6	1.4

Effect of income taxed at reduced rates	-0.2	-0.2	-0.6

Effect of income not subject to tax	-0.1	-0.1	-2.5

Effect of tax credits and allowances	-3.0	-3.2	-3.9

Effect of release of contingent consideration liability	0.0	0.0	-0.3

Effect of tax rate changes on current and deferred tax assets and liabilities	-0.8	0.3	-1.6

Effect of derecognition and reversals of derecognition of deferred tax assets	0.1	1.4	0.9

Effect of write-down of investments in subsidiaries	0.2	-1.2	-3.0

Effect of prior-year items	-0.6	-0.6	0.0

Effect of changes in uncertain tax positions	0.4	-1.8	0.1

Effect of other items [1]	4.3	4.0	0.5

Effective tax rate from continuing operations	14.6	12.5	6.0

[1] 2025 includes the impact to current income tax expenses of Pillar Two tax legislation enacted in Switzerland and other countries (+2.0%) and the tax impact on intercompany transactions (+1.2%)
2024 includes the effect of tax charges related to the expansion of products in the Swiss Patent Box regime (+1.0%) and the effect of a non-deductible impairment of goodwill (+1.7%)